UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229

UBS Index Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—98.88%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.89%
Boeing Co.	11,700	968,643

General Dynamics Corp.	6,100	499,285

Goodrich Corp.	2,300	136,229

Honeywell International, Inc.	11,600	667,464

L-3 Communications Holdings, Inc.	1,700	180,693

Lockheed Martin Corp.	5,100	526,320

Northrop Grumman Corp.	5,200	408,772

Precision Castparts Corp.	2,000	220,780

Raytheon Co.	6,500	421,460

Rockwell Collins, Inc.	2,600	153,140

United Technologies Corp.	15,100	1,064,701

		5,247,487

Air freight & couriers—0.93%
Expeditors International of Washington, Inc.	3,000	117,960

FedEx Corp.	4,500	396,585

Ryder System, Inc.	1,000	57,610

United Parcel Service, Inc., Class B	15,900	1,116,816

		1,688,971

Airlines—0.07%
Southwest Airlines Co.	10,300	126,278

Auto components—0.22%
Goodyear Tire & Rubber Co.*	2,400	65,040

Johnson Controls, Inc.	9,900	325,314

		390,354

Automobiles—0.23%
Ford Motor Co.*	29,900	195,247

General Motors Corp.	9,400	218,832

		414,079

Banks—5.17%
Bank of America Corp.	67,922	2,699,220

BB&T Corp.	8,100	252,153

Comerica, Inc.	1,800	65,232

Commerce Bancorp, Inc.	3,200	120,896

Fifth Third Bancorp	8,300	190,070

First Horizon National Corp.	2,200	35,728

Hudson City Bancorp, Inc.	7,900	125,373

Huntington Bancshares, Inc.	5,600	68,432

KeyCorp.	6,400	141,120

M&T Bank Corp.	900	73,872

National City Corp.	8,400	133,224

Northern Trust Corp.	3,200	216,416

PNC Financial Services Group	5,100	313,293

Regions Financial Corp.	10,923	231,568

Sovereign Bancorp, Inc.	6,035	66,566

SunTrust Banks, Inc.	5,400	313,902

The Bank of New York Mellon Corp.	18,191	798,039

US Bancorp, Inc.	26,200	838,924

Wachovia Corp.	28,948	886,388

	Number of
Security description	shares	Value ($)

Banks—(concluded)
Washington Mutual, Inc.	13,603	201,324

Wells Fargo & Co.	52,200	1,525,806

Zions Bancorp	1,900	90,725

		9,388,271

Beverages—2.43%
Anheuser-Busch Cos., Inc.	10,900	513,281

Brown-Forman Corp., Class B	1,300	82,901

Coca-Cola Co.	30,400	1,777,184

Coca-Cola Enterprises, Inc.	4,400	107,492

Constellation Brands, Inc., Class A*	3,300	63,393

Molson Coors Brewing Co., Class B	1,600	86,336

Pepsi Bottling Group, Inc.	2,200	74,822

PepsiCo, Inc.	24,400	1,697,264

		4,402,673

Biotechnology—1.29%
Amgen, Inc.*	16,400	746,528

Biogen Idec, Inc.*	4,200	245,112

Celgene Corp.*	6,300	355,131

Genzyme Corp.*	4,300	304,956

Gilead Sciences, Inc.*	14,600	690,872

		2,342,599

Building products—0.06%
Masco Corp.	5,900	110,271

Chemicals—1.92%
Air Products & Chemicals, Inc.	3,200	292,256

Dow Chemical Co.	14,900	561,581

Eastman Chemical Co.	1,200	78,972

Ecolab, Inc.	3,200	149,728

E.I. du Pont de Nemours & Co.	13,600	631,312

International Flavors & Fragrances, Inc.	1,100	47,443

Monsanto Co.	8,500	983,280

PPG Industries, Inc.	2,300	142,554

Praxair, Inc.	4,900	393,372

Rohm & Haas Co.	1,800	96,498

Sigma-Aldrich Corp.	2,000	110,040

		3,487,036

Commercial services & supplies—1.09%
Allied Waste Industries, Inc.*	4,000	41,360

Apollo Group, Inc., Class A*	2,300	141,174

Automatic Data Processing, Inc.	8,500	339,575

Avery Dennison Corp.	1,500	76,980

C.H. Robinson Worldwide, Inc.	2,800	142,156

Cintas Corp.	2,200	63,316

Donnelley, R. R. & Sons Co.	3,800	120,954

Equifax, Inc.	2,000	68,440

Fiserv, Inc.*	2,800	147,336

H&R Block, Inc.	5,200	96,980

Monster Worldwide, Inc.*	2,200	58,498

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Commercial services & supplies—(concluded)
Paychex, Inc.	5,700	179,322

Pitney Bowes, Inc.	3,500	125,230

Robert Half International, Inc.	2,900	78,155

Total System Services, Inc.	2,613	58,087

Waste Management, Inc.	7,500	246,225

		1,983,788

Communications equipment—2.52%
CIENA Corp.*	1,300	33,579

Cisco Systems, Inc.*	94,600	2,305,402

Corning, Inc.	23,900	555,197

Juniper Networks, Inc.*	7,700	206,514

Motorola, Inc.	35,800	356,926

Qualcomm, Inc.	25,100	1,063,487

Tellabs, Inc.*	8,000	52,640

		4,573,745

Computers & peripherals—4.12%
Apple Computer, Inc.*	13,400	1,675,268

Dell, Inc.*	34,400	682,840

EMC Corp.*	32,800	509,712

Hewlett-Packard Co.	39,900	1,906,023

International Business Machines Corp.	20,900	2,379,674

Lexmark International, Inc.*	1,700	56,151

Network Appliance, Inc.*	5,500	118,910

SanDisk Corp.*	3,500	82,425

Teradata Corp.*	2,900	73,167

		7,484,170

Construction & engineering—0.17%
Fluor Corp.	1,300	181,025

Jacobs Engineering Group, Inc.*	1,500	120,435

		301,460

Construction materials—0.06%
Vulcan Materials Co.	1,600	112,160

Containers & packaging—0.11%
Ball Corp.	1,500	66,150

Pactiv Corp.*	2,300	58,236

Sealed Air Corp.	3,000	72,630

		197,016

Diversified financials—6.83%
American Capital Strategies, Ltd.	2,600	94,354

American Express Co.	18,500	782,550

Ameriprise Financial, Inc.	3,560	180,278

Bear Stearns Cos., Inc.	2,000	159,720

Capital One Financial Corp.	6,549	301,451

Charles Schwab Corp.	14,900	292,189

CIT Group, Inc.	3,300	73,326

Citigroup, Inc.	77,000	1,825,670

CME Group, Inc.	800	410,640

Countrywide Financial Corp.	9,800	61,838

Discover Financial Services	8,500	128,265

E*TRADE Financial Corp.*	7,100	30,317

	Number of
Security description	shares	Value ($)

Diversified financials—(concluded)
Federal Home Loan Mortgage Corp.	9,700	244,246

Federal National Mortgage Association	15,000	414,750

Fidelity National Information Services, Inc.	2,700	112,023

Franklin Resources, Inc.	2,700	254,799

Goldman Sachs Group, Inc.	6,060	1,027,958

IntercontinentalExchange, Inc.*	800	104,240

Janus Capital Group, Inc.	3,300	79,926

J.P. Morgan Chase & Co.	51,700	2,101,605

Legg Mason, Inc.	2,100	138,684

Lehman Brothers Holdings, Inc.	8,200	418,118

Marshall & Ilsley Corp.	4,200	97,440

Merrill Lynch & Co., Inc.	13,100	649,236

Moody’s Corp.	3,900	148,122

Morgan Stanley & Co., Inc.	16,300	686,556

NYSE Euronext, Inc.	3,800	249,546

Principal Financial Group, Inc.	4,300	237,489

SLM Corp.	6,500	127,465

State Street Corp.	6,300	494,865

T. Rowe Price Group, Inc.	4,500	227,385

Western Union Co.	11,700	243,360

		12,398,411

Diversified telecommunication services—3.13%
AT&T, Inc.	93,115	3,243,196

CenturyTel, Inc.	1,900	68,761

Citizens Communications Co.	6,000	64,440

Embarq Corp.	2,694	112,986

JDS Uniphase Corp.*	3,975	52,271

Qwest Communications International, Inc.	25,600	138,240

Sprint Corp.	44,899	319,232

Verizon Communications	44,300	1,608,976

Windstream Corp.	5,734	67,432

		5,675,534

Electric utilities—2.98%
Allegheny Energy, Inc.	2,800	141,876

Ameren Corp.	2,900	123,830

American Electric Power Co., Inc.	6,300	257,796

CMS Energy Corp.	4,300	61,877

Consolidated Edison, Inc.	4,300	175,827

Constellation Energy Group, Inc.	2,700	238,545

Dominion Resources, Inc.	8,600	343,484

DTE Energy Co.	2,800	111,468

Dynegy, Inc., Class A*	6,700	49,580

Edison International, Inc.	4,900	242,060

Entergy Corp.	3,100	318,494

Exelon Corp.	10,400	778,440

FirstEnergy Corp.	4,700	317,673

FPL Group, Inc.	6,500	391,885

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Electric utilities—(concluded)
Pepco Holdings, Inc.	2,600	65,702

PG&E Corp.	5,700	214,662

Pinnacle West Capital Corp.	1,600	56,880

PPL Corp.	6,400	290,432

Progress Energy, Inc.[1]	5,000	176,022

Public Service Enterprise Group, Inc.	8,200	361,620

Southern Co.	11,900	410,907

TECO Energy, Inc.	4,100	61,418

Trane, Inc.	2,000	90,100

Xcel Energy, Inc.	6,900	136,758

		5,417,336

Electrical equipment—0.66%
Cooper Industries Ltd., Class A	2,800	117,404

Emerson Electric Co.	12,100	616,616

Molex, Inc.	2,300	51,819

Rockwell Automation, Inc.	2,700	147,717

Tyco Electronics Ltd.	8,125	267,312

		1,200,868

Electronic equipment & instruments—0.39%
Agilent Technologies, Inc.*	5,400	165,294

Jabil Circuit, Inc.	3,400	43,928

PerkinElmer, Inc.	1,700	42,194

Thermo Electron Corp.*	6,600	369,138

Waters Corp.*	1,600	95,376

		715,930

Energy equipment & services—2.28%
Baker Hughes, Inc.	5,000	336,450

BJ Services Co.	3,500	90,790

Cameron International Corp.*	2,900	123,192

ENSCO International, Inc.	2,400	143,616

Halliburton Co.	14,200	543,860

Nabors Industries, Inc.*	4,400	138,732

National-Oilwell Varco, Inc.*	5,400	336,420

Noble Corp.	4,400	216,260

Rowan Cos., Inc.	1,900	76,589

Schlumberger Ltd.	18,300	1,582,035

Smith International, Inc.	3,300	207,999

Weatherford International Ltd.*	5,000	344,600

		4,140,543

Food & drug retailing—1.31%
CVS Corp.	23,424	945,861

Kroger Co.	10,200	247,350

Safeway, Inc.	7,100	204,054

SUPERVALU, Inc.	3,537	92,846

Sysco Corp.	8,900	249,734

Walgreen Co.	15,400	562,254

Whole Foods Market, Inc.	2,400	84,360

		2,386,459

	Number of
Security description	shares	Value ($)

Food products—1.58%
Archer-Daniels-Midland Co.	10,500	473,550

Campbell Soup Co.	3,200	103,328

ConAgra Foods, Inc.	7,300	161,330

Dean Foods Co.	2,200	47,344

General Mills, Inc.	5,300	296,747

Heinz, H.J. & Co.	4,800	211,728

Kellogg Co.	4,100	207,952

Kraft Foods, Inc., Class A	23,974	747,270

McCormick & Co., Inc.	2,400	82,680

Sara Lee Corp.	12,500	157,875

The Hershey Co.	2,100	77,868

Tyson Foods, Inc., Class A	4,900	70,609

Wm. Wrigley Jr. Co.	3,725	222,978

		2,861,259

Gas utilities—0.30%
Integrys Energy Group, Inc.	1,200	55,116

NiSource, Inc.	3,500	60,165

Sempra Energy	3,700	196,581

Spectra Energy Corp.	10,446	241,407

		553,269

Health care equipment & supplies—1.95%
Applera Corp. - Applied Biosystems Group	3,100	104,501

Baxter International, Inc.	9,500	560,690

Becton, Dickinson and Co.	3,500	316,470

Boston Scientific Corp.*	18,515	233,104

C.R. Bard, Inc.	1,700	161,143

Covidien Ltd.	8,125	347,669

Medtronic, Inc.	17,300	853,928

Millipore Corp.*	800	55,920

Patterson Cos., Inc.*	2,000	70,400

St. Jude Medical, Inc.*	5,700	244,986

Stryker Corp.	3,600	234,396

Varian Medical Systems, Inc.*	1,800	94,410

Zimmer Holdings, Inc.*	3,500	263,515

		3,541,132

Health care providers & services—2.05%
Aetna, Inc.	8,300	411,680

AmerisourceBergen Corp.	3,100	129,332

Cardinal Health, Inc.	5,400	319,356

CIGNA Corp.	4,800	213,984

Coventry Health Care, Inc.*	2,500	129,675

Express Scripts, Inc.*	3,800	224,580

Humana, Inc.*	2,400	163,992

IMS Health, Inc.	3,300	74,283

Laboratory Corp. of America Holdings*	1,500	115,965

McKesson Corp.	4,600	270,296

Quest Diagnostics, Inc.	2,400	114,408

Tenet Healthcare Corp.*	8,000	38,480

UnitedHealth Group, Inc.	19,900	924,952

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Health care providers & services—(concluded)
WellPoint, Inc.*	8,500	595,680

		3,726,663

Hotels, restaurants & leisure—1.36%
Carnival Corp.	7,200	283,320

Darden Restaurants, Inc.	2,200	67,826

International Game Technology	5,400	243,810

Marriott International, Inc., Class A	4,700	160,270

McDonald’s Corp.	17,700	957,747

Starbucks Corp.*	11,500	206,655

Starwood Hotels & Resorts Worldwide, Inc., Class B	3,500	165,655

Wendy’s International, Inc.	1,800	43,704

Wyndham Worldwide Corp.	3,540	78,482

Yum! Brands, Inc.	7,500	258,375

		2,465,844

Household durables—0.45%
Black & Decker Corp.	1,200	82,524

Centex Corp.	1,900	42,161

D.R. Horton, Inc.	4,200	58,926

Fortune Brands, Inc.	2,300	149,454

Harman International Industries, Inc.	1,000	41,200

KB HOME	1,400	33,502

Leggett & Platt, Inc.	2,700	45,090

Lennar Corp., Class A	2,100	39,081

Newell Rubbermaid, Inc.	4,700	106,690

Pulte Homes, Inc.	3,400	46,036

Stanley Works	1,200	58,248

Whirlpool Corp.	1,300	109,681

		812,593

Household products—2.33%
Clorox Co.	1,700	98,923

Colgate-Palmolive Co.	7,500	570,675

Kimberly Clark Corp.	6,500	423,670

Procter & Gamble Co.	47,452	3,140,373

		4,233,641

Industrial conglomerates—3.71%
3M Co.	11,000	862,400

General Electric Co.	156,300	5,179,782

Reynolds American, Inc.	2,300	146,556

Textron, Inc.	4,000	216,680

Tyco International Ltd.	8,125	325,487

		6,730,905

Insurance—4.00%
ACE Ltd.	4,900	275,576

AFLAC, Inc.	7,800	486,798

Allstate Corp.	8,200	391,386

Ambac Financial Group, Inc.	1,300	14,482

American International Group, Inc.	38,500	1,804,110

AON Corp.	4,800	199,728

	Number of
Security description	shares	Value ($)

Insurance—(concluded)
Assurant, Inc.	1,400	87,570

Chubb Corp.	6,100	310,490

Cincinnati Financial Corp.	2,965	110,209

Genworth Financial, Inc., Class A	6,100	141,398

Hartford Financial Services Group, Inc.	4,900	342,510

Leucadia National Corp.	2,100	95,046

Lincoln National Corp.	3,745	191,407

Loews Corp.	6,600	276,144

Marsh & McLennan Cos., Inc.	8,800	224,136

MBIA, Inc.	1,900	24,643

Metlife, Inc.	11,300	658,338

MGIC Investment Corp.	1,100	16,291

Progressive Corp.	10,100	185,133

Prudential Financial, Inc.	7,300	532,681

SAFECO Corp.	1,700	78,642

The Travelers Cos., Inc.	10,300	478,023

Torchmark Corp.	1,600	96,416

UnumProvident Corp.	5,500	126,005

XL Capital Ltd., Class A	3,000	108,180

		7,255,342

Internet & catalog retail—0.47%
Amazon.com, Inc.*	5,000	322,350

eBay, Inc.*	18,000	474,480

Expedia, Inc.*	2,700	61,911

		858,741

Internet software & services—1.39%
Akamai Technologies, Inc.*	2,400	84,384

Google, Inc., Class A*	3,515	1,656,198

IAC/InterActiveCorp*	3,200	63,680

VeriSign, Inc.*	3,800	132,240

Yahoo!, Inc.*	20,800	577,824

		2,514,326

IT consulting & services—0.39%
Affiliated Computer Services, Inc.*	1,500	76,125

Cognizant Technology Solutions Corp., Class A*	4,000	120,840

Computer Sciences Corp.*	2,800	121,660

Electronic Data Systems Corp.	8,000	138,560

Sun Microsystems, Inc.*	13,600	223,040

Unisys Corp.*	7,300	30,149

		710,374

Leisure equipment & products—0.23%
Brunswick Corp.	1,600	26,064

Eastman Kodak Co.	4,400	74,712

Harley-Davidson, Inc.	3,700	137,492

Hasbro, Inc.	3,100	79,887

Mattel, Inc.	4,900	94,668

		412,823

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Machinery—1.86%
Caterpillar, Inc.	9,400	679,902

Cummins, Inc.	3,200	161,216

Danaher Corp.	3,800	281,770

Deere & Co.	6,800	579,428

Dover Corp.	3,200	132,832

Eaton Corp.	2,500	201,575

Illinois Tool Works, Inc.	6,900	338,583

Ingersoll Rand Co., Class A	4,400	184,184

ITT Industries, Inc.	2,500	140,600

Manitowoc Co., Inc.	1,700	69,258

PACCAR, Inc.	5,775	250,519

Pall Corp.	1,400	55,118

Parker-Hannifin Corp.	3,000	193,890

Terex Corp.*	1,700	114,665

		3,383,540

Media—2.94%
CBS Corp., Class B	9,800	223,636

Clear Channel Communications, Inc.	7,300	233,600

Comcast Corp., Class A*	48,350	944,759

E.W. Scripps Co., Class A	1,400	58,478

Gannett Co., Inc.	3,700	111,555

Interpublic Group Cos., Inc.*	7,000	60,340

McGraw-Hill Cos., Inc.	5,300	216,929

New York Times Co., Class A	2,300	42,849

News Corp., Class A	35,200	648,032

Omnicom Group, Inc.	4,600	205,482

The DIRECTV Group, Inc.*	11,000	275,550

Time Warner, Inc.	58,600	914,746

Viacom Inc., Class B*	10,300	409,425

Walt Disney Co.	30,400	985,264

		5,330,645

Metals & mining—1.41%
Alcoa, Inc.	13,800	512,532

Allegheny Technologies, Inc.	1,600	123,760

Consol Energy, Inc.	3,000	227,940

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	579,441

Newmont Mining Corp.	7,400	378,658

Nucor Corp.	4,500	290,565

Peabody Energy Corp.	4,200	237,804

United States Steel Corp.	2,000	216,900

		2,567,600

Multi-line retail—2.05%
Costco Wholesale Corp.	6,700	414,864

Family Dollar Stores, Inc.	2,200	42,130

J.C. Penney Co., Inc. (Holding Co.)	3,500	161,735

Kohl’s Corp.*	4,400	195,536

Macy’s, Inc.	6,812	168,120

Nordstrom, Inc.	3,600	133,308

	Number of
Security description	shares	Value ($)

Multi-line retail—(concluded)
Sears Holdings Corp.2,*	1,258	120,290

Target Corp.	12,900	678,669

Wal-Mart Stores, Inc.	36,500	1,810,035

		3,724,687

Multi-utilities—0.57%
AES Corp.*	9,500	170,810

Centerpoint Energy, Inc.	4,700	68,996

Duke Energy Corp.	18,492	324,350

Questar Corp.	2,600	143,650

Williams Cos., Inc.	8,900	320,578

		1,028,384

Office electronics—0.11%
Xerox Corp.	13,700	201,390

Oil & gas—10.59%
Anadarko Petroleum Corp.	7,300	465,302

Apache Corp.	5,000	573,550

Ashland, Inc.	1,100	48,587

Chesapeake Energy Corp.	6,600	298,452

Chevron Corp.	32,763	2,839,242

ConocoPhillips, Inc.	24,321	2,011,590

Devon Energy Corp.	6,800	698,496

El Paso Corp.	11,100	180,930

EOG Resources, Inc.	4,000	475,960

Exxon Mobil Corp.	83,800	7,291,438

Hess Corp.	4,100	382,038

Marathon Oil Corp.	10,860	577,318

Murphy Oil Corp.	3,000	241,140

Noble Energy, Inc.	2,600	201,240

Occidental Petroleum Corp.	12,700	982,599

Range Resources Corp.	2,000	122,360

Sunoco, Inc.	1,600	97,728

Tesoro Corp.	1,900	70,566

Transocean, Inc.*	4,748	667,141

Valero Energy Corp.	8,600	496,822

XTO Energy, Inc.	8,041	496,210

		19,218,709

Paper & forest products—0.28%
International Paper Co.	6,800	215,560

MeadWestvaco Corp.	3,200	82,112

Weyerhaeuser Co.	3,400	208,080

		505,752

Personal products—0.20%
Avon Products, Inc.	7,400	281,644

Estee Lauder Cos., Inc., Class A	1,900	80,902

		362,546

Pharmaceuticals—6.55%
Abbott Laboratories	23,900	1,279,845

Allergan, Inc.	4,600	272,458

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Pharmaceuticals—(concluded)
Barr Pharmaceuticals, Inc.*	1,700	80,155

Bristol-Myers Squibb Co.	31,200	705,432

Eli Lilly & Co.	14,700	735,294

Forest Laboratories, Inc.*	5,300	210,781

Hospira, Inc.*	2,900	123,424

Johnson & Johnson	43,600	2,701,456

King Pharmaceuticals, Inc.*	4,300	45,580

Medco Health Solutions, Inc.*	8,800	389,928

Merck & Co., Inc.	33,000	1,461,900

Mylan Laboratories, Inc.	3,400	40,256

Pfizer, Inc.	107,200	2,388,416

Schering-Plough Corp.	23,700	514,290

Watson Pharmaceuticals, Inc.*	1,900	52,839

Wyeth	20,300	885,486

		11,887,540

Real estate—1.08%
Apartment Investment & Management Co., Class A	1,775	61,140

AvalonBay Communities, Inc.	1,100	101,673

Boston Properties, Inc.	1,900	163,723

CB Richard Ellis Group, Inc., Class A*	2,900	58,174

Developers Diversified Realty Corp.	1,500	57,840

Equity Residential Properties Trust	3,700	141,266

General Growth Properties, Inc.	3,700	130,647

Host Hotels & Resorts, Inc.	7,900	127,901

Kimco Realty Corp.	3,800	128,326

Plum Creek Timber Co., Inc.	3,000	122,070

ProLogis	4,200	226,296

Public Storage, Inc.	2,000	162,720

Simon Property Group, Inc.	3,700	310,060

Vornado Realty Trust	2,000	167,120

		1,958,956

Road & rail—0.84%
Burlington Northern Santa Fe, Inc.	4,400	386,232

CSX Corp.	6,600	320,232

Norfolk Southern Corp.	5,700	301,473

Union Pacific Corp.	4,100	511,516

		1,519,453

Semiconductor equipment & products—2.43%
Advanced Micro Devices, Inc.*	7,900	56,959

Altera Corp.	5,700	97,527

Analog Devices, Inc.	4,400	118,448

Applied Materials, Inc.	21,300	408,321

Broadcom Corp., Class A*	7,450	140,879

Intel Corp.	90,000	1,795,500

KLA-Tencor Corp.	3,300	138,633

Linear Technology Corp.	4,000	110,840

LSI Logic Corp.*	11,000	55,440

MEMC Electronic Materials, Inc.*	3,000	228,840

Microchip Technology, Inc.	2,700	83,106

	Number of
Security description	shares	Value ($)

Semiconductor equipment & products—(concluded)
Micron Technology, Inc.*	12,600	94,752

National Semiconductor Corp.	3,500	57,645

Novellus Systems, Inc.*	1,800	39,744

NVIDIA Corp.*	8,100	173,259

QLogic Corp.*	2,800	44,380

Teradyne, Inc.*	2,600	31,174

Texas Instruments, Inc.	21,500	644,140

Xilinx, Inc.	4,000	89,440

		4,409,027

Software—3.29%
Adobe Systems, Inc.*	8,800	296,120

Autodesk, Inc.*	3,900	121,251

BMC Software, Inc.*	3,300	106,524

CA, Inc.	6,700	153,296

Citrix Systems, Inc.*	2,800	92,204

Compuware Corp.*	5,300	42,188

Electronic Arts, Inc.*	4,500	212,805

Intuit, Inc.*	5,700	151,392

Microsoft Corp.	124,012	3,375,607

Novell, Inc.*	4,700	35,015

Oracle Corp.*	61,600	1,158,080

Symantec Corp.*	13,306	224,073

		5,968,555

Specialty retail—1.59%
Abercrombie & Fitch Co., Class A	1,400	108,542

AutoNation, Inc.*	2,576	37,533

AutoZone, Inc.*	800	92,064

Bed, Bath & Beyond, Inc.*	3,800	107,692

Best Buy Co., Inc.	5,300	227,953

Circuit City Stores-Circuit City Group	2,200	9,724

GameStop Corp., Class A*	2,100	88,956

Gap, Inc.	8,400	169,428

Home Depot, Inc.	25,475	676,361

Limited Brands	3,900	59,475

Lowe’s Cos., Inc.	23,300	558,501

Office Depot, Inc.*	4,900	55,713

OfficeMax, Inc.	1,400	29,778

RadioShack Corp.	2,600	45,370

Sherwin-Williams Co.	1,800	93,204

Staples, Inc.	10,400	231,400

Tiffany & Co.	2,200	82,808

TJX Cos., Inc.	6,600	211,200

		2,885,702

Textiles & apparel—0.40%
Coach, Inc.*	6,100	184,952

Jones Apparel Group, Inc.	1,700	23,987

Liz Claiborne, Inc.	1,900	33,782

Nike, Inc., Class B	5,700	343,140

Polo Ralph Lauren Corp.	800	49,752

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Textiles & apparel—(concluded)
V. F. Corp.	1,300	98,852

		734,465

Tobacco—1.38%
Altria Group, Inc.	32,400	2,369,736

UST, Inc.	2,500	135,725

		2,505,461

Trading companies & distributors—0.11%
Genuine Parts Co.	2,700	111,375

W.W. Grainger, Inc.	1,200	88,392

		199,767

Wireless telecommunication services—0.13%
American Tower Corp., Class A*	6,000	230,640

Total common stocks (cost—$143,185,541)		179,485,170

	Face
	amount ($)

Short-term US government obligations[3,4]—0.10%
US Treasury Bills
3.080%, due 06/19/08	10,000	9,906

3.100%, due 06/19/08	100,000	99,053

3.170%, due 06/19/08	20,000	19,806

3.270%, due 06/19/08	20,000	19,800

3.300%, due 06/19/08	40,000	39,597

Total short-term US government obligations (cost—$188,162)		188,162

Repurchase agreement—0.97%
Repurchase agreement dated 02/29/08 with State Street Bank & Trust Co., 1.260%, due 03/03/08, collateralized by $1,039,657 Cash Management Bills, zero coupon due 04/15/08, $14,909 US Treasury Bills, zero coupon due 08/21/08, $36,049 US Treasury Bonds, 7.125% to 7.250% due 05/15/16 to 02/15/23 and $686,908 US Treasury Notes, 4.875% due 08/31/08; (value—$1,795,205); proceeds: $1,760,185 (cost—$1,760,000)	1,760,000	1,760,000

	Number of
	shares

Investments of cash collateral from securities loaned—0.06%
Money market funds[5]—0.06%
AIM Prime Money Market Portfolio, 3.186%	4	4

UBS Private Money Market Fund LLC[6], 3.553%	114,725	114,725

Total money market funds and investments of cash collateral from securities loaned (cost—$114,729)		114,729

Total investments (cost—$145,248,432)[7,8,9]—100.01%		181,548,061

Liabilities in excess of other assets—(0.01)%		(24,762)

Net assets—100.00%		181,523,299

*	Non-income producing security.

[1]	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

[2]	Security, or portion thereof, was on loan at February 29, 2008.

[3]	Interest rates shown are the discount rates at date of purchase.

[4]	Entire or partial amount delivered to broker as collateral for futures transactions.

[5]	Rates shown reflect yield at February 29, 2008.

UBS S&P 500 Index Fund
Schedule of investments — February 29, 2008 (unaudited)

[6]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended February 29, 2008:

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	05/31/07 ($)	02/29/08 ($)	02/29/08 ($)	02/29/08 ($)	02/29/08 ($)

UBS Private Money Market Fund LLC	191,482	1,569,574	1,646,331	114,725	121

[7]	Includes $105,182 of an investment in security on loan, at value.

[8]	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 29, 2008 were $50,505,148 and $14,205,519 respectively, resulting in net unrealized appreciation of investments of $36,299,629.

[9]	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	depreciation ($)

5	S&P 500 Index Futures	March 2008	1,849,725	1,664,125	(185,600)

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	97.2

Bermuda	1.0

Netherlands Antilles	0.9

Cayman Islands	0.7

Panama	0.2

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp

Kai R. Sotorp
President

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp

Kai R. Sotorp
President

Date:	April 29, 2008

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2008